Shareholders' capital	12 Months Ended
Dec. 31, 2022
Shareholders' capital
Shareholders' capital

13. Shareholders’ capital

The following table reconciles the change in Vermilion’s shareholders’ capital:

	2022		2021
Shareholders’ capital	Shares (‘000s)	Amount ($M)	Shares (‘000s)	Amount ($M)
Balance at January 1	162,261	4,241,773	158,724	4,181,160
Vesting of equity based awards	2,578	44,811	2,385	49,922
Shares issued for equity based compensation	549	13,699	911	8,365
Share-settled dividends on vested equity based awards	178	4,377	241	2,326
Repurchase of shares	(2,339)	(60,866)	—	—
Balance at December 31	163,227	4,243,794	162,261	4,241,773

Vermilion is authorized to issue an unlimited number of common shares with no par value.

Dividends declared to shareholders for the year ended December 31, 2022 were $45.8 million or $0.28 per common share (2021 - nil).

Subsequent to December 31, 2022 Vermilion declared a dividend of $0.10 per share to be paid April 17, 2023.

On July 4, 2022, the Toronto Stock Exchange approved our notice of intention to commence a normal course issuer bid ("the NCIB"). The NCIB allows Vermilion to purchase up to 16,076,666 common shares representing approximately 10% of its public float as at June 22, 2022 beginning July 6, 2022 and ending July 5, 2023.

In 2022, Vermilion purchased and cancelled 2.34 million common shares under the NCIB for total consideration of $71.7 million. The surplus between the total consideration and the carrying value of the shares repurchased was recorded as an increase to deficit.

Subsequent to December 31, 2022 Vermilion purchased and cancelled 1.14 million common shares under the NCIB for total consideration of $22.4 million.